Off balance sheet commitments - Summary of Undrawn Credit Facilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Line of Credit Facility [Line Items]
General-purpose credit facilities	€ 8,000	€ 8,000	€ 8,000
Less than 1 year
Disclosure Of Line of Credit Facility [Line Items]
General-purpose credit facilities	0
From 1 to 3 years
Disclosure Of Line of Credit Facility [Line Items]
General-purpose credit facilities	0
From 3 to 5 years
Disclosure Of Line of Credit Facility [Line Items]
General-purpose credit facilities	4,000
More than 5 years
Disclosure Of Line of Credit Facility [Line Items]
General-purpose credit facilities	€ 4,000